Significant Transactions - Additional information (Detail) $ in Millions, $ in Millions		3 Months Ended			12 Months Ended
	Nov. 08, 2019 USD ($)	Oct. 31, 2020 CAD ($)	Apr. 30, 2020 CAD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2020 CAD ($)	Sep. 02, 2021 CAD ($)
Disclosure of detailed information about business combination [line items]
Impairment loss recognised in profit or loss, goodwill					$ 248
First Caribbean International Bank Limited [member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests sold	66.73%
Consideration receivable, gross	$ 797
Ownership interest in subsidiary percentage	24.90%
Impairment loss recognised in profit or loss, goodwill		$ 220	$ 28	$ 135
Canadian Costco Credit Card Portfolio [member]
Disclosure of detailed information about business combination [line items]
Outstanding Credit Card Receivables To Be Acquired						$ 3,000